REVENUE (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract with Customer, Liability, Revenue Recognized										$ 31	$ 30
Accounts and notes receivable - Trade	[1]	$ 1,911				$ 2,098				1,911	2,098
Contract assets - current	[2]	0				35				0	35
Contract liabilities - current	[3]	16				20				16	20
Contract liabilities - noncurrent	[4]	21				24				21	24
Disaggregation of Revenue [Line Items]
Net sales		$ 3,750	$ 3,629	$ 3,289	$ 3,670	$ 3,746	$ 3,901	$ 3,910	$ 3,879	14,338	15,436	$ 16,378
Industrial Solutions
Disaggregation of Revenue [Line Items]
Net sales										1,617	1,646	1,656
Interconnect Solutions
Disaggregation of Revenue [Line Items]
Net sales										1,280	1,187	1,174
Semiconductor Technologies
Disaggregation of Revenue [Line Items]
Net sales										1,777	1,613	1,729
Safety Solutions
Disaggregation of Revenue [Line Items]
Net sales										2,291	2,549	2,483
Shelter Solutions
Disaggregation of Revenue [Line Items]
Net sales										1,426	1,535	1,796
Water Solutions
Disaggregation of Revenue [Line Items]
Net sales										1,276	1,117	1,015
Advanced Solutions
Disaggregation of Revenue [Line Items]
Net sales										1,184	1,232	1,373
Engineering Polymers
Disaggregation of Revenue [Line Items]
Net sales										1,853	2,320	2,532
Performance Resins
Disaggregation of Revenue [Line Items]
Net sales										968	1,138	1,309
Electronics & Industrial
Disaggregation of Revenue [Line Items]
Net sales										4,674	4,446	4,559
Water & Protection
Disaggregation of Revenue [Line Items]
Net sales										4,993	5,201	5,294
Mobility & Materials
Disaggregation of Revenue [Line Items]
Net sales										4,005	4,690	5,214
Corporate
Disaggregation of Revenue [Line Items]
Net sales										$ 666	$ 1,099	$ 1,311

[1]	Included in "Accounts and notes receivable - net" in the Consolidated Balance Sheets.
[2]	Included in "Other current assets" in the Consolidated Balance Sheets.
[3]	Included in "Accrued and other current liabilities" in the Consolidated Balance Sheets.
[4]	Included in "Other noncurrent obligations" in the Consolidated Balance Sheets.